Material accounting policies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Entity Information [Line Items]
Material accounting policies

3. Material accounting policies

The material following accounting policies followed by the Company in preparation of its unaudited interim condensed financial statements are as follows:

A.	Financial assets and Financial liabilities

Financial instruments are any form of contract that gives rise to a financial asset in one company and a financial liability or equity instrument in another company. A financial asset or financial liability is included in the balance sheet when the entity becomes a party to the contractual terms of the instrument. Other financial liabilities and other financial assets, including liabilities to and receivables from related parties, are valued at amortized cost. A financial asset is removed from the balance sheet when the contractual right to cash flow from the asset has ceased or been settled. The same applies where the risks and benefits associated with the holding are essentially transferred to another party and the entity no longer has control over the financial asset. Financial liability is derecognized when the agreed obligation has been fulfilled or ceased.

B.	Organization cost

When issuing common share, incremental costs directly attributable to the equity transaction that otherwise would have been avoided are accounted for as a deduction from equity while other issuing-related costs and organization costs are expensed as incurred.

On September 24, 2024, the amount of $30,000 was expensed as incurred whose amount was paid on behalf of the Company and accordingly the Company owed CubeBio Co., Ltd. that would go through the Share Swap with the Exchange Sub, to be organized under the laws of the Republic of Korea, to pay $30,000 USD in accordance with the terms and conditions of its corresponding promissory note in return in a year. It was recorded as a payable under the caption Promissory note payables – related parties in the Company’s Statement of Financial Position. On September 24, 2025, the Company entered into an agreement that extends the maturity date of the promissory note from September 24, 2025 to September 24, 2026, with all other material terms remaining unchanged. On September 24, 2026, the Company entered into an agreement that extends the maturity date of the promissory note from September 24, 2026 to September 24, 2027, with all other material terms remaining unchanged.

3. Material accounting policies

The material following accounting policies followed by the Company in preparation of its financial statements are as follows:

A. Financial assets and Financial liabilities

Financial instruments are any form of contract that gives rise to a financial asset in one company and a financial liability or equity instrument in another company. A financial asset or financial liability is included in the statement of financial position when the entity becomes a party to the contractual terms of the instrument. Other financial liabilities and other financial assets, including liabilities to and receivables from related parties, are valued at amortized cost. A financial asset is removed from the statement of financial position when the contractual right to cash flow from the asset has ceased or been settled. The same applies where the risks and benefits associated with the holding are essentially transferred to another party and the entity no longer has control over the financial asset. Financial liability is derecognized when the agreed obligation has been fulfilled or ceased.

B. Organization cost

When issuing common share, incremental costs directly attributable to the equity transaction that otherwise would have been avoided are accounted for as a deduction from equity while other issuing-related costs and organization costs are expensed as incurred.

On September 24, 2024, the amount of $30,000 was expensed as incurred whose amount was paid on behalf of the Company and accordingly the Company owed CubeBio Co., Ltd. that would go through the Share Swap with the Exchange Sub, to be organized under the laws of the Republic of Korea, to pay $30,000 USD in accordance with the terms and conditions of its corresponding promissory note in return in a year. It was recorded as a payable under the caption Promissory note payables – related parties in the Company’s Statement of Financial Position. On September 24, 2025, the Company entered into an agreement that extends the maturity date of the promissory note from September 24, 2025 to September 24, 2026, with all other material terms remaining unchanged.

CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Material accounting policies

5. Material accounting policies

The material accounting policies followed by the Company in the preparation of its financial statements are as follows:

A.	New and amended standards or interpretations not yet adopted by the Company

The following new accounting standards and interpretations have been published but are not mandatory for December 31, 2025 reporting period and have not been early adopted by the Company.

IFRS 9 Financial Instruments - IFRS 7 Financial Instruments: Disclosures – Classification and Measurement of Financial Instruments

The amendments clarify that a financial liability is derecognized on the ‘settlement date’ and introduce an accounting policy choice to derecognize financial liabilities settled using an electronic payment system before the settlement date. Other clarifications include the classification of financial assets with ESG linked features via additional guidance on the assessment of contingent features. Clarifications have been made to non-recourse loans and contractually linked instruments. Additional disclosures are introduced for financial instruments with contingent features and equity instruments classified at fair value through OCI. The amendments should be applied for annual periods beginning on or after January 1, 2026, and earlier application is permitted, with an option to early adopt the amendments for contingent features only. The amendments do not have a significant impact on the financial statements.

IFRS 18 Presentation and Disclosure in Financial Statements

Items in the statement of profit or loss will need to be classified into one of five categories: operating, investing, financing, income taxes and discontinued operations. IFRS 18 requires the Company to present specified totals and subtotals: ‘Operating profit or loss’, ‘Profit or loss’ and ‘Profit or loss before financing and income taxes’. Information related to management-defined performance measures should be disclosed. IFRS 18 also provides enhanced guidance on the principles of aggregation and disaggregation which focus on grouping items based on their shared characteristics. The new standard should be applied for annual periods beginning on or after January 1, 2027, and earlier application is permitted. The Company is in review for the impact of this new standard on the financial statements.

IFRS 19 Subsidiaries without Public Accountability: Disclosures

IFRS 19 allows eligible subsidiaries to apply IFRS Accounting Standards with the reduced disclosure requirements of IFRS 19. A subsidiary may choose to apply the new standard in its consolidated, separate or individual financial statements provided that, at the reporting date, it does not have public accountability, and its parent produces consolidated financial statements under IFRS Accounting Standards. A subsidiary applying IFRS 19 is required to disclose in its explicit and unreserved statements of compliance with IFRS Accounting Standards that IFRS 19 has been adopted. The new standard should be applied for annual periods beginning on or after January 1, 2027, and earlier application is permitted. The Company does not expect that this new standard has a significant impact on the financial statements.

B.	Foreign currency

Transactions in foreign currencies are translated into the respective functional currencies of the company at the exchange rates at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate on the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate on the date of the transaction. Foreign currency differences are generally recognized in profit or loss and presented within finance costs. Translation differences on non-monetary assets and liabilities carried at fair value are reported as part of the fair value gain or loss.

However, foreign currency differences arising from the translation of the following items are recognized in OCI:

●	an investment in equity securities designated as at FVOCI;

●	a financial liability designated as a hedge of the net investment in a foreign operation to the extent that the hedge is effective; and

●	qualifying cash flow hedges to the extent that the hedges are effective.

C.	Operating segments

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Company’s other components. The chief operating decision-maker has been identified as the chief executive officer. The Company’s operating segment has been determined to be a single business unit, for which the Company generates identifiable financial information that is regularly reported to the chief executive officer for the purpose of resource allocation and assessment of segment performance. The Company has a reportable segment as described in Note 6. Segment results that are reported to the chief operating decision maker include items directly attributable to the segment, as well as those that can be allocated on a reasonable basis.

D.	Employee benefits

i.	Short-term employee benefits

Short-term employee benefits are employee benefits due to be settled within 12 months after the end of the period in which the employees render the related services. When an employee has rendered a service to the Company during an accounting period, the Company recognizes the undiscounted amount of short-term employee benefits expected to be paid in exchange for that service.

ii.	Share-based payment arrangements

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

The fair value of the amount payable to employees in respect of share-based payment arrangements, which are settled in cash, is recognized as an expense with a corresponding increase in liabilities, over the period during which the employees become unconditionally entitled to payment. The liability is remeasured at each reporting date and at settlement date based on the fair value of the share-based payment arrangements. Any changes in the liability are recognized in profit or loss.

The fair value of the share-based payment arrangements with cash alternatives granted to employees, which is sum of the fair values of the equity component and liabilities component, is recognized as an expense, with a corresponding increase in equity and liabilities, over the vesting period of the awards. The liability is remeasured at each reporting date and at settlement date based on the fair value of the share-based payment arrangements. Any changes in the liability are recognized in profit or loss.

iii.	Defined benefit plans

The Company’s net obligation in respect of defined benefit plans is calculated separately for each plan by estimating the amount of future benefits that employees have earned in the current and prior periods, discounting that amount and deducting the fair value of any plan assets.

The calculation of defined benefit obligations is performed annually using the projected unit credit method. When the calculation results in a potential asset for the Company, the recognized asset is limited to the present value of economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan. To calculate the present value of economic benefits, consideration is given to any applicable minimum funding requirements.

Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in OCI. The Company determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then- net defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Net interest expense and other expenses related to defined benefit plans are recognized in profit or loss.

When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefits that relates to past service or the gain or loss on curtailment is recognized immediately in profit or loss. The Company recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs.

E.	Finance income and finance costs

The Company’s finance income and finance costs include:

●	interest income;

●	interest expense;

●	dividend income;

●	the net gain or loss on financial assets at FVTPL;

●	the foreign currency gain or loss on financial assets and financial liabilities.

The ‘effective interest rate’ is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:

●	the gross carrying amount of the financial asset; or

●	the amortized cost of the financial liability.

In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability. However, for financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.

F.	Income tax

Income tax expense comprises current and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in OCI.

i.	Current income tax

Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax also includes any tax arising from dividends.

Current tax assets and liabilities are offset only if certain criteria are met.

-	Has a legally enforceable right to set off the recognized amounts; and

-	Intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

ii.	Deferred income tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

●	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

●	temporary differences related to investments in subsidiaries, associates and joint arrangements to the extent that the Company is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and

●	taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If there are insufficient taxable temporary differences to recognize the deferred tax asset, the business plan of the Company and the reversal of existing temporary differences are considered in determining the future taxable profit. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.

The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities. For this purpose, the carrying amount of investment property measured at fair value is presumed to be recovered through sale, and the Company has not rebutted this presumption.

Deferred tax assets and liabilities are offset only if certain criteria are met.

-	Has a legally enforceable right to set off the recognized amounts; and

-	Intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

G.	Cash and cash equivalents

Cash and cash equivalents comprise cash on hand, deposits held at banks, and investment securities with maturities of three months or less from the acquisition date that are easily convertible to cash and subject to an insignificant risk of changes in their fair value.

H.	Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the first-in, first-out allocation method, and includes expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated selling expenses.

The Company makes adjustments to reduce the cost of inventory to its net realizable value for estimated excess, obsolescence, or impaired balances.

I.	Property and equipment

i.	Recognition and measurement

Items of property and equipment are measured at cost, which includes capitalized borrowing costs, less accumulated depreciation and any accumulated impairment losses.

If significant parts of an item of property and equipment have different useful lives, then they are accounted for as separate items (major components) of property and equipment.

Any gain or loss on disposal of an item of property and equipment is recognized in profit or loss.

ii.	Subsequent expenditure

Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Company. The carrying amount of the replaced parts is derecognized, and the repairs and maintenance expenses are recognized in profit or loss in the period they are incurred.

iii.	Depreciation

Depreciation is calculated using the straight-line method to allocate the cost or revalued amounts of the assets, net of their residual values, over their estimated useful lives as follows:

Machinery	10 years
Vehicles	5 years
Office equipment	5 years
Furniture and fixtures	5 years
Right-of-use assets	2 ~ 10 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

J.	Intangible assets

i.	Recognition and measurement

Intangible assets, including patents that are acquired by the Company and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses.

ii.	Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on software, patents, and brands, is recognized in profit or loss as incurred.

iii.	Amortization

Amortization is calculated using the straight-line method to allocate the cost or revalued amounts of the assets, net of their residual values, over their estimated useful lives as follows:

Software	5 years
Patents	5 years
Brand	5 years

Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

iv.	Research and development expenses

Research and development expenses are expensed as incurred when it does not meet the recognition criteria for intangible assets. Research and development expenses may consist of costs incurred in connection with acquired in-process research and development and performing research and development activities, including amounts incurred under agreements with external vendors and consultants engaged to perform preclinical studies and to manufacture research and development materials for use in such studies, salaries and related personnel costs, share-based compensation, and consultant fees.

K.	Financial instruments

i.	Recognition and initial measurement

All financial assets and financial liabilities are initially recognized when the Company becomes a party to the contractual provisions of the instrument.

A non-derivative financial asset (unless it is an account receivable without a significant financing component) or a non-derivative financial liability is initially measured at fair value plus or minus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition or issue. An account receivable without a significant financing component is initially measured at the transaction price.

ii.	Classification and subsequent measurement

Financial assets

On initial recognition, a financial asset is classified as measured at:

●	amortized cost;

●	FVOCI - debt investment;

●	FVOCI - equity investment;

●	or FVTPL.

Financial assets are not reclassified subsequent to their initial recognition unless the Company changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

●	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

●	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

●	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

●	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in OCI. This election is made on an investment-by-investment basis.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Financial assets - Business model assessment

The Company makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:

●	the stated policies and objectives for the portfolio and the operation of those policies in practice. These include whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;

●	how the performance of the portfolio is evaluated and reported to the Company’s management;

●	the risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;

●	how managers of the business are compensated - e.g., whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and

●	the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and expectations about future sales activity.

Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with the Company’s continuing recognition of the assets.

Financial assets that are held for trading or are managed and whose performance is evaluated on a fair value basis are measured at FVTPL.

Financial assets - Assessment whether contractual cash flows are solely payments of principal and interest

For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g., liquidity risk and administrative costs), as well as a profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Company considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Company considers:

●	contingent events that would change the amount or timing of cash flows;

●	terms that may adjust the contractual coupon rate, including variable-rate features;

●	prepayment and extension features; and

●	terms that limit the Company’s claim to cash flows from specified assets (e.g., non-recourse features).

A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable compensation for early termination of the contract. Additionally, for a financial asset acquired at a discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

Financial assets - Subsequent measurement and gains and losses

Financial assets at FVTPL: These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.

Financial assets at amortized cost: These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Financial liabilities - Classification, subsequent measurement and gains and losses

Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

iii.	Derecognition

Financial assets

The Company derecognizes a financial asset when:

●	the contractual rights to the cash flows from the financial asset expire; or

●	it transfers the rights to receive the contractual cash flows in a transaction in which either:

-	substantially all of the risks and rewards of ownership of the financial asset are transferred; or

-	the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

Financial liabilities

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

When changes were made to a financial asset or financial liability in addition to changes to the basis for determining the contractual cash flows required by interest rate benchmark reform, the Company first updated the effective interest rate of the financial asset or financial liability to reflect the changes required by interest rate benchmark reform. Subsequently, the Company applied the policies on accounting for modifications to the additional changes.

L.	Derivative financial instruments

Derivatives are initially recognized at fair value. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.

i.	Embedded derivative

Certain financial instruments issued by the Company contain a right to buy by the issuer (call option) or a right to call for redemption at the option of the holder (put option).

As the economic characteristics and risks of the early redemption rights are not closely related to the host contract, early redemption rights are separated from the host contract and accounted separately for a derivative liability. Changes in its fair value in subsequent periods are recognized in profit or loss.

The host debt instrument, after separation of the embedded derivative and any detachable warrant features, is initially recognized at its fair value. Although bonds issued by the Company bear a stated interest rate of 0%, the Company recognizes interest expense on the host debt instrument using the effective interest rate method. The effective interest rate reflects the estimated market yield at the issuance date for comparable unsecured privately placed corporate debt with similar credit risk and maturity.

ii.	Other derivative financial instruments

Other derivative financial instruments are measured at fair value and changes in their fair value are recognized in profit or loss.

M.	Impairment

i.	Non-derivative financial assets

The Company regularly estimates the expected credit losses (“ECL”) of each borrower or counterparty considering the party’s provided collateral, past experience, its own trading records and other factors. In relation to the impairment of financial assets subsequent to initial recognition, the Company recognizes the impairment loss based on ECL, which reflect expected cash shortfalls taking into account expected recoveries from collateral in profit or loss at each reporting date.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Company’s historical experience and informed credit assessment, that includes forward-looking information.

Presentation of allowance in the statement of financial position

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.

ii.	Non-financial assets

At each reporting date, the Company reviews the carrying amounts of its non-financial assets (other than biological assets, investment property, inventories, contract assets and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired.

For impairment testing, assets are grouped into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs of disposal. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.

Impairment losses are recognized in profit or loss. The Company recognizes an impairment loss if there is any indication of impairment of an individual CGU. Subsequently, the Company performs an impairment test of goodwill for groups of CGUs.

An impairment loss in respect of goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

N.	Provisions

Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

Building restoration: In accordance with the Company’s policy and applicable legal requirements, a provision for restoration and the related expense for leased buildings are recognized when the lease term commences.

O.	Leases

At the inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

As a lessee, at the commencement or upon modification of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of its relative stand-alone prices. However, for the leases of property the Company has elected not to separate non-lease components and to account for the lease and non-lease components as a single lease component.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Company by the end of the lease term or the cost of the right-of-use asset reflects that the Company will exercise a purchase option. In that case, the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.

The Company determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

●	fixed payments, including in-substance fixed payments;

●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

●	amounts expected to be payable under a residual value guarantee; and

●	the exercise price under a purchase option that the Company is reasonably certain to exercise, lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option; and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate; if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee; if the Company changes its assessment of whether it will exercise a purchase, extension or termination option; or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or it is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

At the date of transition to IFRSs, the Company applies the following approach to all of its leases:

The Company measures the lease liability at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate at the date of transition to IFRSs.

The Company measures the right-of-use asset at its carrying amount as if IFRS 16 had been applied since the commencement date of the lease, but discounted using the lessee’s incremental borrowing rate at the date of transition to IFRSs.

The Company uses hindsight in applying IFRS 16 such as the determination of the lease term for contracts that contain options to extend or terminate a lease.

The Company has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets (those valued at Korea won 7,000 thousand or less, equivalent to approximately USD 5,000) and short-term leases (those with a lease term of 12 months or less at the commencement date), including IT equipment. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

P.	Fair value measurement

‘Fair value’ is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal or, in its absence, the most advantageous market to which the Company has access at that date. The fair value of a liability reflects its non-performance risk.

A number of the Company’s accounting policies and disclosures require the measurement of fair values for both financial and non-financial assets and liabilities.

When one is available, the Company measures the fair value of an instrument using the quoted price in an active market for that instrument. A market is regarded as ‘active’ if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

If there is no quoted price in an active market, then the Company uses valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The chosen valuation technique incorporates all of the factors that market participants would take into account in pricing a transaction.

The best evidence of the fair value of a financial instrument on initial recognition is normally the transaction price - i. e. the fair value of the consideration given or received.

If that fair value is evidenced by a quoted price in an active market for an identical asset or liability or based on a valuation technique that uses only data from observable markets, an entity shall recognize the difference between the fair value at initial recognition and the transaction price as a gain or loss. In all other cases, the financial instrument is initially measured at fair value, adjusted to defer the difference between the fair value on initial recognition and the transaction price. After initial recognition, the entity shall recognize that deferred difference as a gain or loss only to the extent that it arises from a change in a factor (including time) that market participants would take into account when pricing the asset or liability.

Q.	Earnings per share

Basic earnings per share is calculated by dividing the net profit for the period available to the ordinary shareholders by the weighted-average number of ordinary shares outstanding during the year.

Diluted earnings per share is determined by adjusting the profit or loss for the year attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding, adjusted for own shares held, for the effects of all dilutive potential ordinary shares, which comprise share options granted to employees, if any. Potential dilutive shares are used in the calculation of dilutive earnings per share only when they have dilutive effects.

R.	Concentration of credit risk

The Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral for accounts receivable. The Company maintains reserves for potential credit losses, which are periodically reviewed.

S.	Treasury shares

If the Company acquires its own equity instruments, these are accounted for as treasury shares and are deducted directly from equity. No gains or losses are recognized in profit or loss on the purchase, sale, issue or retirement of own equity instruments. If a member of the Group acquires and retains treasury shares, the consideration paid or received, along with additional costs associated with the transaction, is directly recognized in equity.

T.	Deferred transaction costs – Sponsor share purchase

During the process of the pending Business Combination, contractual disbursements made by the Company to Mountain Crest Global Holdings LLC (the “Sponsor”) to facilitate the acquisition, restructuring, or structural reallocation of founder shares in connection with a capital reorganization are recognized as deferred capital transaction costs within non-current assets.

Such disbursements are capitalized provided they do not represent payment for ongoing corporate, administrative, or management services. Upon the legal consummation and closing of the capital reorganization, these aggregated deferred balances will be charged directly against equity as a capitalization adjustment via Treasury Shares elimination. If the pending transaction is subsequently terminated or aborted, any associated non-refundable deferred capital disbursements are recognized as an expense within the consolidated statement of comprehensive income (loss) in the period during which the termination occurs.